Employee costs payable	12 Months Ended
Nov. 30, 2021
Employee costs payable
Employee Costs Payable

8. Employee costs payable

As at November 30, 2020, the Company had $2,263,944(2020 - $1,665,236) accrued salaries, accrued vacation and severance payable to certain employees. This balance is due on demand and therefore presented as current liabilities.